long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 1,764.0	$ 1,876.0
Total	34,751.0	34,005.0
Composite long-term debt
Long-term debt maturities
Total	21,766.0
Total	9,364.0
Total	31,130.0
Canadian Dollars
Long-term debt maturities
Total	14,382.0
Total	6,665.0
Total	21,047.0
Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12,927.0
Future cash outflows in respect of associated interest and like carrying costs	6,369.0
Undiscounted contractual maturities	19,296.0
Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,455.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	296.0
Undiscounted contractual maturities - Finance leases	1,751.0
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	7,103.0
Future cash outflows in respect of associated interest and like carrying costs	2,623.0
Undiscounted contractual maturities	9,726.0
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	96.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	16.0
Undiscounted contractual maturities - Finance leases	112.0
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(6,613.0)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,564.0)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(9,177.0)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	6,637.0
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,594.0
Undiscounted contractual maturities - Derivative Liabilities, Pay	9,231.0
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	7,223.0
Total	2,669.0
Total	9,892.0
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	161.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	30.0
Undiscounted contractual maturities - Finance leases	191.0
2022 (remainder of year)
Long-term debt maturities
Total	5,727.0	7,057.0
2022 (remainder of year) | Composite long-term debt
Long-term debt maturities
Total	2,447.0
2022 (remainder of year) | Canadian Dollars
Long-term debt maturities
Total	189.0
2022 (remainder of year) | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	9.0
2022 (remainder of year) | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	180.0
2022 (remainder of year) | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	2,237.0
2022 (remainder of year) | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	16.0
2022 (remainder of year) | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,957.0)
2022 (remainder of year) | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,941.0
2022 (remainder of year) | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	2,237.0
2022 (remainder of year) | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	21.0
2023
Long-term debt maturities
Total	1,849.0	1,593.0
2023 | Composite long-term debt
Long-term debt maturities
Total	890.0
2023 | Canadian Dollars
Long-term debt maturities
Total	791.0
2023 | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	533.0
2023 | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	258.0
2023 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	34.0
2023 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30.0
2023 | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
2023 | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	24.0
2023 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	60.0
2023 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	39.0
2024
Long-term debt maturities
Total	2,527.0	2,142.0
2024 | Composite long-term debt
Long-term debt maturities
Total	1,415.0
2024 | Canadian Dollars
Long-term debt maturities
Total	1,345.0
2024 | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,118.0
2024 | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	227.0
2024 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	34.0
2024 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	16.0
2024 | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
2024 | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	24.0
2024 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	46.0
2024 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	24.0
2025
Long-term debt maturities
Total	2,385.0	2,425.0
2025 | Composite long-term debt
Long-term debt maturities
Total	1,764.0
2025 | Canadian Dollars
Long-term debt maturities
Total	1,138.0
2025 | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,019.0
2025 | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	119.0
2025 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	611.0
2025 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	13.0
2025 | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(413.0)
2025 | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	395.0
2025 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	606.0
2025 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	20.0
2026
Long-term debt maturities
Total	2,105.0	2,049.0
2026 | Composite long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,547.0
2026 | Canadian Dollars
Long-term debt maturities
Total	1,515.0
2026 | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,420.0
2026 | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	95.0
2026 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	13.0
2026 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	13.0
2026 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	19.0
2027-2031
Long-term debt maturities
Total	8,063.0	7,824.0
2027-2031 | Composite long-term debt
Long-term debt maturities
Total	5,953.0
2027-2031 | Canadian Dollars
Long-term debt maturities
Total	4,448.0
2027-2031 | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,164.0
2027-2031 | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	284.0
2027-2031 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,417.0
2027-2031 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	8.0
2027-2031 | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,417.0)
2027-2031 | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459.0
2027-2031 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,467.0
2027-2031 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	38.0
Thereafter
Long-term debt maturities
Total	12,095.0	$ 10,915.0
Thereafter | Composite long-term debt
Long-term debt maturities
Total	7,750.0
Thereafter | Canadian Dollars
Long-term debt maturities
Total	4,956.0
Thereafter | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,664.0
Thereafter | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	292.0
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	2,770.0
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(2,770.0)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	2,794.0
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	$ 2,794.0